Convertible Notes	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
Convertible notes

Note 13 — Convertible notes

Convertible notes consist of the following:

	December 31, 2024	December 31, 2023

Streeterville Note	$-	$5,020,633
YA Notes	6,574,380	-
Convertible notes	$6,574,380	$5,020,633

Streeterville Note

On September 1, 2022, the Group entered into a securities purchase agreement with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Group issued the Investor an unsecured promissory note on September 1, 2022 in the original principal amount of $8,640,000 (the “Streeterville Note”), convertible into Class A ordinary shares of the Group, for $8,000,000 in gross proceeds. The transaction contemplated by the Purchase Agreement closed on September 1, 2022. The Streeterville Note bears interest at a rate of 6% per annum compounding daily. All outstanding principal and accrued interest on the Streeterville Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Group (the “Purchase Price Date”). The Streeterville Note includes an original issue discount of $640,000 along with $20,000 for Streeterville’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Group may prepay all or a portion of the Streeterville Note at any time by paying 120% of the outstanding balance elected for pre-payment.

 The Group elected the fair value option to account for the Streeterville Note on instrument-by-instrument basis and engaged an independent valuation firm to perform the valuation. The fair value of the Streeterville Note is calculated using the binomial tree model. The convertible notes are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Group’s own assumptions in measuring fair value. Significant inputs used in developing the fair value of the convertible notes include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion.

For the year ended December 31, 2022, Streeterville delivered conversion notice for convertible notes in an aggregate of principle of $1,250,310 to the Group and the Group issued an aggregate of 2,913 (post-reverse stock split adjusted to 485) Class A ordinary shares of the Group to Streeterville. For the year ended December 31, 2023, the Group repaid principal and interest in cash of $1,250,000 and issued in aggregated of 5,594 (post-reverse stock split adjusted to 932) Class A ordinary shares to Streeterville upon conversions. As of December 31, 2023, the fair value of outstanding Streeterville note was 5,020,633. For the year ended December 31, 2024, the Group fully repaid the remaining principal and interest in aggregate of $4,059,983 in cash payments to Streeterville. As of December 31 2024, the fair value of outstanding Streeterville note was Nil. For the year ended December 31, 2024, the Group Company recognized a gain of change in fair value of convertible note of $1,048,271. For the years ended December 31, 2023 and 2022, the Group Company recognized a loss of change in fair value of convertible note of $21,166 and $2,448,936, respectively. Interest expense recognized for these convertible notes for the years ended December 31, 2024, 2023 and 2022 were $87,621, $297,954 and $195,139, respectively.

YA 2024 Notes

On May 16, 2024, the Group entered into entered into a standby equity purchase agreement with YA II PN, LTD (“YA”) Pursuant to the Purchase Agreement, YA purchases convertible notes in the principal amount of $8,000,000 (the “YA 2024 Notes”) and up to $30,000,000 (the “Commitment Amount”). The offering will be conducted in four tranches and each closing has conditions specified in the agreement. The principal will become due and payable before maturity date defined in specific agreement and bears an annual interest rate of 8% unless earlier converted or redeemed by the Group. At any time before the maturity date, YA may convert convertible notes at its option into Class A Ordinary Shares. The Group has the right, but not the obligation, to redeem a portion or all amounts outstanding under the convertible notes prior to the maturity date at a cash redemption price equal to the outstanding principal balance to be redeemed, plus the redemption premium, plus accrued and unpaid interest. The Group shall pay to the Investor a structuring fee in amount of $15,000. The Group accounted for the above structuring fee as direct financing cost to YA Notes.

On May 16, 2024, The Group closed the first tranche of the YA 2024 Notes for the principal amount of $4,756,986 with an origin issue discount (“OID”) of 7% for a maturity date at May 16, 2025. The net proceed from the first closing was $4,162,347 (after deducting OID and other issuance costs).

On June 17, 2024, The Group closed the second tranche of the YA 2024 Notes for the principal amount of $1,500,000 with an origin issue discount (“OID”) of 7% for a maturity date at May 16, 2025. The net proceed from the second tranche was $1,317,225 (after deducting OID and other issuance costs).

On December 5, 2024, the Company and YA entered into an omnibus amendment agreement (the “December 2024 modification”). Pursuant to the omnibus amendment agreement, the Floor Price under the YA 2024 Notes will be reduced from $0.1641 (post-reverse stock split adjusted to $0.98) to $0.10 (post-reverse stock split adjusted to $0.6) per Ordinary share, subject to the adjustment to reflect any reverse stock split effectuated by the Company.

The Group adopted ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”) by using a modified retrospective transition method. In accordance with ASU 2020-06, since the YA 2024 Notes were not issued at a substantial premium, all of the proceeds received from the issuance are recorded as a liability on the unaudited condensed consolidated balance sheet in accordance with ASC 470-20. That is, no portion of the proceeds from issuing are attributed to the conversion option at inception. The difference between the principal amount and net proceeds from the issuance is considered debt discount and is amortized at their respective effective interest rates to accrete the carrying value to its face value on the respective put dates.

During the year ended December 31, 2024, the effective interest rates of the first and second tranche of the YA 2024 Notes were ranged from 7.1% and 22.8%, respectively. The aggregated effective interest expense amounted to $558,585 for the year ended December 31, 2024.

The December 2024 modification with YA was determined to be an extinguishment of debt in accordance with ASC 470. As a result, the difference between the fair value of YA 2024 Notes immediately after the December 2024 modification and the carrying value of the YA 2024 Notes immediately before the modification in the amount of $473,653 was accounted for as a loss on debt extinguishment for the year ended December 31, 2024.

On February 16, 2025, the Company entered into a forbearance and repayment agreement (the “Forbearance Agreement”) with YA, pursuant to which YA agreed (a) to forbear from exercising certain of its rights and remedies as stipulated under the related agreements and (b) to forbear from exercising conversion right under the outstanding YA 2024 Notes into the Company’s Ordinary shares in connection with the outstanding amounts under the YA 2024 Notes as set forth in the Forbearance Agreement, subject to the conditions, amendments and modifications contained in the Forbearance Agreement for the period commencing from February 16, 2025 to June 30, 2025, so long as (i) the Company strictly complies with the terms of this Forbearance Agreement and (ii) that there is no occurrence or existence of any event of default as defined in the related agreements or in the Forbearance Agreement, other than the existing defaults as stated in the Forbearance Agreement. In addition, the Forbearance Agreement does not constitute a waiver of, or an amendment to, any rights, powers, or remedies of the Investor under the related agreements in conjunction therewith as in effect prior to the date of the Forbearance Agreement.